Line of Credit (Details)		12 Months Ended
	Sep. 20, 2018 USD ($) loan	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2021 USD ($)
Debt Instrument [Line Items]
Commitment fee		$ 2,500,000	$ 4,900,000
Senior Unsecured Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Maximum capacity	$ 500,000,000
Senior Unsecured Revolving Credit Facility | Line of Credit | Eurodollar Loan
Debt Instrument [Line Items]
Minimum funding requirement	$ 5,000,000
Line of credit, term (or less)	12 months
Maximum active loan limit | loan	5
Senior Unsecured Revolving Credit Facility | Line of Credit | Alternate Base Rate Loan
Debt Instrument [Line Items]
Minimum funding requirement	$ 5,000,000
Senior Unsecured Revolving Credit Facility | Line of Credit | Alternate Base Rate Loan | Federal Reserve Bank of New York
Debt Instrument [Line Items]
Interest Rate	0.50%
Senior Unsecured Revolving Credit Facility | Line of Credit | Alternate Base Rate Loan | Adjusted LIBOR
Debt Instrument [Line Items]
Interest Rate	1.00%
Unsecured Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Maximum capacity		$ 500,000,000.0
Maximum capacity, amount terminated				$ 500,000,000